Financial risk management - Summary of Maturity Profile of Accrued Liabilities Based on Contractual Undiscounted Payments (Detail) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Statement Of Lineitems [Line Items]
Trade and other payables	€ 5,114,186	€ 4,562,900
Accrued liabilities	23,348,472	17,588,407
Lease Liabilities	1,205,644	1,361,631
Not later than one year [member]
Statement Of Lineitems [Line Items]
Trade and other payables	5,114,186	4,562,900
Accrued liabilities	23,348,472	17,588,407
Lease Liabilities	310,692	354,902
Later than one year and not later than five years [member]
Statement Of Lineitems [Line Items]
Trade and other payables	0	0
Accrued liabilities	0	0
Lease Liabilities	€ 894,952	€ 1,006,729